Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-140895 and 811-22019



                                December 2, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re:            First Trust Exchange-Traded AlphaDEX(R) Fund
                   Registration Nos. 333-140895 and 811-22019
         --------------------------------------------------------------

Ladies and Gentlemen:

     On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, First Trust Utilities AlphaDEX(R) Fund, First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Mega Cap AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Small Cap Value AlphaDEX(R) Fund, each a series of the Registrant. Post-Effective Amendment No. 40, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on November 27, 2019.

     If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                      Very truly yours,

                                      CHAPMAN AND CUTLER LLP



                                      By: /s/ Morrison C. Warren
                                      ____________________________________
                                          Morrison C. Warren